Average Annual Total Returns - Institutional Select - Vanguard Extended Market Index Fund	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	32.17%	18.63%	Jun. 27, 2016	20.79%	17.55%	Jun. 27, 2016